SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-11517)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No. ___	[ ]
	Post-Effective Amendment No. 128	[X]
and
REGISTRATION STATEMENT (No. 811-00215)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 128	[X]

Fidelity Hastings Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(X)	immediately upon filing pursuant to paragraph (b).
( )	on ( ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBIT INDEX

Exhibit

Exhibit No.

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 128 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of September 2011.

Fidelity Hastings Street Trust
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	September 16, 2011
Kenneth B. Robins		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	September 16, 2011
Christine Reynolds		(Principal Financial Officer)

/s/James C. Curvey	*	Trustee	September 16, 2011
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	September 16, 2011
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	September 16, 2011
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	September 16, 2011
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	September 16, 2011
Joseph Mauriello

/s/Ronald P. O'Hanley	*	Trustee	September 16, 2011
Ronald P. O'Hanley

/s/Robert W. Selander	*	Trustee	September 16, 2011
Robert W. Selander

/s/Cornelia M. Small	*	Trustee	September 16, 2011
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	September 16, 2011
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	September 16, 2011
David M. Thomas

/s/Michael E. Wiley	*	Trustee	September 16, 2011
Michael E. Wiley
*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, pursuant to powers of attorney dated February 1, 2011 and September 1, 2011 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after February 1, 2011.

WITNESS our hands on this first day of February 1, 2011.

/s/James C. Curvey	/s/Joseph Mauriello
James C. Curvey	Joseph Mauriello
/s/Ronald P. O'Hanley	/s/Cornelia M. Small
Ronald P. O'Hanley	Cornelia M. Small
/s/Dennis J. Dirks	/s/William S. Stavropoulos
Dennis J. Dirks	William S. Stavropoulos
/s/Alan J. Lacy	/s/David M. Thomas
Alan J. Lacy	David M. Thomas
/s/Ned C. Lautenbach	/s/Michael E. Wiley
Ned C. Lautenbach	Michael E. Wiley

POWER OF ATTORNEY

I, the undersigned Director or Trustee of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned serves as Director or Trustee (collectively, the "Funds"), hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after September 1, 2011.

WITNESS my hand on this first day of September 1, 2011.

/s/Robert W. Selander
Robert W. Selander